Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.33%
Australia–24.88%
Allkem Ltd.(a)	4,479,765	$44,767,397
AngloGold Ashanti Ltd., ADR	433,100	9,614,820
Bellevue Gold Ltd.(a)	46,633,252	45,784,728
Chalice Mining Ltd.(a)	11,781,692	47,005,766
De Grey Mining Ltd.(a)	59,937,305	54,217,543
Evolution Mining Ltd.	25,778,806	64,730,645
Firefinch Ltd.(a)	12,910,104	1,040,606
Gold Road Resources Ltd.	28,013,275	29,950,435
Mineral Resources Ltd.	492,195	23,670,212
Northern Star Resources Ltd.	11,168,895	87,109,489
OceanaGold Corp.	14,190,300	29,701,003
Perseus Mining Ltd.	9,870,000	11,619,552
Ramelius Resources Ltd.	29,568,612	25,573,565
Silver Lake Resources Ltd.(a)	28,481,900	17,199,757
		491,985,518
Brazil–2.02%
Wheaton Precious Metals Corp.	893,035	40,034,759
Burkina Faso–1.85%
Endeavour Mining PLC	1,512,966	36,554,883
Canada–47.67%
Agnico Eagle Mines Ltd.(b)(c)	1,537,395	80,574,872
Agnico Eagle Mines Ltd.(b)(c)	406,574	21,314,572
Alamos Gold, Inc., Class A	3,351,108	41,386,184
Arizona Metals Corp.(a)	3,795,300	8,778,421
Artemis Gold, Inc.(a)	4,814,241	19,057,626
Aya Gold & Silver, Inc.(a)	2,655,082	16,913,274
B2Gold Corp.	10,122,000	35,325,780
Barrick Gold Corp.(b)	5,281,499	91,317,119
Calibre Mining Corp., Class C(a)	19,633,168	25,459,915
Cameco Corp.	1,262,000	44,371,920
Capstone Copper Corp.(a)	1,740,000	9,091,571
Centerra Gold, Inc.	310,000	1,988,852
Coppernico Metals, Inc.(d)	3,028,200	719,198
Dundee Precious Metals, Inc.	1,080,000	7,510,408
Filo Mining Corp.(a)	170,000	3,215,258
Foran Mining Corp.(a)	90,000	272,324
Franco-Nevada Corp.	253,302	36,941,564
Hudbay Minerals, Inc.	40,000	238,000
i-80 Gold Corp.(a)	2,550,000	5,182,573
Ivanhoe Mines Ltd., Class A(a)	7,605,365	80,630,192
K92 Mining, Inc.(a)	7,882,630	37,241,713
Karora Resources, Inc.(a)(e)	11,613,332	40,247,926
Kinross Gold Corp.	5,435,925	27,070,907
Lithium Americas Corp.(a)	822,000	16,587,960
Lundin Gold, Inc.	3,213,815	43,089,712
MAG Silver Corp.(a)	1,348,522	16,263,175
NexGen Energy Ltd.(a)	50,000	245,327
Orezone Gold Corp.(a)	920,000	830,243
Orla Mining Ltd.(a)	5,351,621	24,999,799
Osisko Gold Royalties Ltd.	2,305,339	34,165,124
Pan American Silver Corp.	1,231,682	20,790,792
Shares		Value
Canada–(continued)
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	$1,269,425
Rupert Resources Ltd.(a)	3,203,812	9,013,872
Sandstorm Gold Ltd.	4,159,055	23,082,755
SilverCrest Metals, Inc.(a)	4,486,667	25,688,648
Skeena Resources Ltd.(a)	2,094,336	10,815,932
Solaris Resources, Inc.(a)	1,431,200	7,087,351
SSR Mining, Inc.	2,653,133	38,629,616
Torex Gold Resources, Inc.(a)	21,000	294,620
Triple Flag Precious Metals Corp.	1,396,682	19,181,671
Wesdome Gold Mines Ltd.(a)	3,000,000	15,948,129
		942,834,320
China–3.23%
Ganfeng Lithium Group Co. Ltd., H Shares(f)	2,649,920	16,952,965
Zijin Mining Group Co. Ltd., H Shares	27,230,000	46,859,154
		63,812,119
Colombia–0.37%
Aris Mining Corp.	2,888,423	7,272,259
South Africa–3.44%
Gold Fields Ltd., ADR	2,596,241	40,163,848
Sibanye Stillwater Ltd., ADR	3,602,587	27,847,998
		68,011,846
Turkey–1.29%
Eldorado Gold Corp.(a)	2,591,502	25,422,635
United States–14.15%
Albemarle Corp.	500	106,140
Alcoa Corp.	431,000	15,597,890
Aura Minerals, Inc.	1,967,825	15,370,718
Freeport-McMoRan, Inc.	2,086,000	93,139,900
GrafTech International Ltd.	650,000	3,432,000
Hecla Mining Co.	1,275,304	7,345,751
Ivanhoe Electric, Inc.(a)	1,019,082	16,570,273
MP Materials Corp.(a)	396,000	9,444,600
Newmont Corp.(b)	1,532,914	65,792,669
Ormat Technologies, Inc.	184,500	14,999,850
Piedmont Lithium, Inc.(a)	306,000	16,787,160
Royal Gold, Inc.	78,100	9,382,934
Tronox Holdings PLC, Class A	900,000	11,961,000
		279,930,885
Zambia–1.43%
First Quantum Minerals Ltd.	955,000	28,324,461
Total Common Stocks & Other Equity Interests (Cost $1,438,388,946)		1,984,183,685
Exchange-Traded Funds–0.01%
United States–0.01%
SPDR® Gold Trust–ETF(a) (Cost $155,059)	1,000	182,350
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(g)	5,826,507	5,826,507

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(e)(g)	4,160,416	$4,160,832
Invesco Treasury Portfolio, Institutional Class, 5.18%(e)(g)	6,658,864	6,658,864
Total Money Market Funds (Cost $16,646,203)		16,646,203
TOTAL INVESTMENTS IN SECURITIES—101.18% (Cost $1,455,190,208)		2,001,012,238
OTHER ASSETS LESS LIABILITIES–(1.18)%		(23,315,532)
NET ASSETS–100.00%		$1,977,696,706
Investment Abbreviations:
ADR	– American Depositary Receipt
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,954,071	$11,099,911	$(21,227,475)	$-	$-	$5,826,507	$87,952
Invesco Liquid Assets Portfolio, Institutional Class	11,395,882	7,928,508	(15,162,482)	(1,342)	266	4,160,832	62,593
Invesco Treasury Portfolio, Institutional Class	18,233,224	12,685,612	(24,259,972)	-	-	6,658,864	100,200
Investments in Other Affiliates:
Karora Resources, Inc.	41,429,428	125,100	-	(1,306,602)	-	40,247,926	-
Total	$87,012,605	$31,839,131	$(60,649,929)	$(1,307,944)	$266	$56,894,129	$250,745

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	10/20/2023	2,000	CAD	90.00	CAD	18,000,000	$(21,234)
Agnico Eagle Mines Ltd.	Call	11/17/2023	4,000	USD	70.00	USD	28,000,000	(150,000)
Alamos Gold, Inc.	Call	01/19/2024	3,000	USD	15.00	USD	4,500,000	(150,000)
Alcoa Corp.	Call	01/19/2024	2,000	USD	50.00	USD	10,000,000	(230,000)
Allkem Ltd.	Call	10/19/2023	3,000	AUD	17.00	AUD	5,100,000	(67,506)
AngloGold Ashanti Ltd.	Call	01/19/2024	2,000	USD	28.00	USD	5,600,000	(165,000)
Barrick Gold Corp.	Call	09/15/2023	4,000	USD	21.00	USD	8,400,000	(26,000)
Cameco Corp.	Call	09/15/2023	11,000	USD	30.00	USD	33,000,000	(6,242,500)
Endeavour Mining PLC	Call	08/18/2023	3,000	CAD	36.00	CAD	10,800,000	(17,063)
Filo Mining Corp.	Call	08/18/2023	1,000	CAD	28.00	CAD	2,800,000	(17,063)
First Quantum Minerals Ltd.	Call	08/18/2023	9,000	CAD	38.00	CAD	34,200,000	(1,211,466)
Franco-Nevada Corp.	Call	01/19/2024	2,000	USD	185.00	USD	37,000,000	(295,000)
Freeport-McMoRan, Inc.	Call	08/18/2023	8,000	USD	47.00	USD	37,600,000	(424,000)
Freeport-McMoRan, Inc.	Call	11/17/2023	3,000	USD	50.00	USD	15,000,000	(550,500)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Ganfeng Lithium Group Co., Ltd.	Call	12/28/2023	4,000	HKD	72.50	HKD	58,000,000	$(97,450)
Gold Fields Ltd.	Call	10/20/2023	7,000	USD	13.00	USD	9,100,000	(1,995,000)
Hecla Mining Co.	Call	09/15/2023	6,000	USD	7.00	USD	4,200,000	(45,000)
Ivanhoe Mines Ltd.	Call	12/15/2023	5,000	CAD	15.00	CAD	7,500,000	(398,134)
Ivanhoe Mines Ltd.	Call	08/18/2023	5,000	CAD	14.00	CAD	7,000,000	(208,547)
Lithium Americas Corp.	Call	11/17/2023	1,000	USD	27.50	USD	2,750,000	(32,500)
Lundin Gold, Inc.	Call	11/17/2023	2,000	CAD	18.00	CAD	3,600,000	(182,004)
MAG Silver Corp.	Call	11/17/2023	3,000	USD	15.00	USD	4,500,000	(135,000)
Mineral Resources Ltd.	Call	10/19/2023	2,000	AUD	78.00	AUD	15,600,000	(273,382)
MP Materials Corp.	Call	12/15/2023	3,900	USD	30.00	USD	11,700,000	(438,750)
Newmont Corp.	Call	09/15/2023	6,000	USD	60.00	USD	36,000,000	(18,000)
Northern Star Resources Ltd	Call	10/19/2023	5,000	AUD	12.75	AUD	6,375,000	(130,981)
Ormat Technologies, Inc.	Call	12/15/2023	1,800	USD	90.00	USD	16,200,000	(432,000)
Osisko Gold Royalties Ltd.	Call	10/20/2023	2,000	USD	20.00	USD	4,000,000	(15,000)
Piedmont Lithium, Inc.	Call	11/17/2023	2,900	USD	85.00	USD	24,650,000	(181,250)
Tronox Holdings PLC	Call	11/17/2023	9,000	USD	14.00	USD	12,600,000	(877,500)
Wheaton Precious Metals Corp.	Call	12/15/2023	2,000	USD	50.00	USD	10,000,000	(340,000)
Subtotal – Equity Call Options Written								(15,367,830)
Equity Risk
Agnico Eagle Mines Ltd.	Put	10/20/2023	1,000	CAD	58.00	CAD	5,800,000	(37,538)
Agnico Eagle Mines Ltd.	Put	11/17/2023	2,000	USD	45.00	USD	9,000,000	(200,000)
Albemarle Corp.	Put	09/15/2023	1,000	USD	155.00	USD	15,500,000	(80,000)
Alcoa Corp.	Put	01/19/2024	1,000	USD	28.00	USD	2,800,000	(127,000)
Allkem Ltd.	Put	10/19/2023	2,000	AUD	14.25	AUD	2,850,000	(96,725)
AngloGold Ashanti Ltd.	Put	01/19/2024	1,000	USD	20.00	USD	2,000,000	(112,500)
Barrick Gold Corp.	Put	09/15/2023	2,000	USD	16.00	USD	3,200,000	(48,000)
Capstone Copper Corp.	Put	10/20/2023	3,000	CAD	5.00	CAD	1,500,000	(21,613)
Centerra Gold, Inc.	Put	10/20/2023	2,000	CAD	8.00	CAD	1,600,000	(59,151)
Endeavour Mining PLC	Put	10/20/2023	2,000	CAD	30.00	CAD	6,000,000	(199,447)
Filo Mining Corp.	Put	08/18/2023	2,000	CAD	20.00	CAD	4,000,000	(18,959)
First Quantum Minerals Ltd.	Put	10/20/2023	2,000	CAD	25.00	CAD	5,000,000	(27,301)
Franco-Nevada Corp.	Put	01/19/2024	1,000	USD	115.00	USD	11,500,000	(120,000)
Freeport-McMoRan, Inc.	Put	11/17/2023	2,000	USD	33.00	USD	6,600,000	(73,000)
Ivanhoe Mines Ltd.	Put	12/15/2023	2,000	CAD	12.00	CAD	2,400,000	(80,385)
K92 Mining, Inc.	Put	10/20/2023	4,000	CAD	5.25	CAD	2,100,000	(80,385)
Lithium Americas Corp.	Put	11/17/2023	2,000	USD	17.50	USD	3,500,000	(175,000)
MAG Silver Corp.	Put	11/17/2023	2,000	USD	12.50	USD	2,500,000	(265,000)
Mineral Resources Ltd.	Put	10/19/2023	1,000	AUD	62.00	AUD	6,200,000	(104,785)
MP Materials Corp.	Put	12/15/2023	1,000	USD	17.50	USD	1,750,000	(55,000)
Newmont Corp.	Put	09/15/2023	1,000	USD	37.50	USD	3,750,000	(28,000)
Ormat Technologies, Inc.	Put	12/15/2023	1,000	USD	75.00	USD	7,500,000	(275,000)
Pan American Silver Corp.	Put	01/19/2024	1,000	USD	14.00	USD	1,400,000	(60,000)
Piedmont Lithium, Inc.	Put	11/17/2023	1,000	USD	35.00	USD	3,500,000	(50,000)
Royal Gold, Inc.	Put	01/19/2024	1,000	USD	95.00	USD	9,500,000	(142,500)
SSR Mining, Inc.	Put	01/19/2024	1,000	USD	14.00	USD	1,400,000	(102,500)
Torex Gold Resources, Inc.	Put	09/15/2023	2,000	CAD	17.50	CAD	3,500,000	(121,336)
Wheaton Precious Metals Corp.	Put	12/15/2023	1,500	USD	40.00	USD	6,000,000	(187,500)
Subtotal – Equity Put Options Written								(2,948,625)
Total Open Exchange-Traded Equity Options Written								$(18,316,455)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
HKD	—Hong Kong Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$39,315,823	$452,669,695	$—	$491,985,518
Brazil	40,034,759	—	—	40,034,759
Burkina Faso	36,554,883	—	—	36,554,883
Canada	942,115,122	—	719,198	942,834,320
China	—	63,812,119	—	63,812,119
Colombia	7,272,259	—	—	7,272,259
South Africa	68,011,846	—	—	68,011,846
Turkey	25,422,635	—	—	25,422,635
United States	280,113,235	—	—	280,113,235
Zambia	28,324,461	—	—	28,324,461
Money Market Funds	16,646,203	—	—	16,646,203
Total Investments in Securities	1,483,811,226	516,481,814	719,198	2,001,012,238
Other Investments - Liabilities*
Options Written	(18,316,455)	—	—	(18,316,455)
Total Investments	$1,465,494,771	$516,481,814	$719,198	$1,982,695,783

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund